INVESTMENTS IN ASSOCIATED COMPANIES (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received	$ 1.5	$ 1.5	$ 2.9